Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended			60 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2020 USD ($)
Cash Flows From Operating Activities
Net income	$ 241.5	$ 228.8	$ 146.1
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	131.5	119.4	92.0
Lease expense	18.1
Deferred income taxes	64.0	12.7	(76.8)
Stock-based compensation	10.3	12.5	11.1
Asbestos adjustments	58.2	22.0	156.4
Excess tax benefits from share-based awards	(0.4)	0.0	(0.8)
Asset impairments	77.4	15.9	0.0
Loss on early debt extinguishment	0.0	1.0	26.1
Other, net	17.2	16.3	12.6
Changes in operating assets and liabilities:
Accounts and other receivables	(118.6)	(18.1)	(2.0)
Inventories	3.2	(28.6)	(51.7)
Lease assets and liabilities, net	(15.6)
Prepaid expenses and other assets	(2.6)	(1.7)	(2.8)
Insurance receivable - Asbestos	7.6	4.8	7.3
Accounts payable and accrued liabilities	45.1	3.5	20.7
Asbestos claims paid	(105.6)	(108.8)	(104.4)
Income taxes payable	(11.0)	8.8	26.9
Other accrued liabilities	30.9	15.5	47.8
Net cash provided by operating activities	451.2	304.0	308.5
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(193.8)	(317.5)	(210.2)
Proceeds from sale of property, plant and equipment	8.0	0.0	7.9
Capitalized interest	(9.5)	(5.4)	(4.8)
Acquisition of business, net of cash acquired	0.0	(558.7)	0.0
Purchase of restricted short-term investments - Asbestos	(75.5)	(89.1)	(78.4)
Proceeds from restricted short-term investments - Asbestos	67.0	106.3	40.0
Net cash used in investing activities	(203.8)	(864.4)	(245.5)
Cash Flows From Financing Activities
Proceeds from credit facilities	330.0	230.0	380.0
Repayments of credit facilities	(350.0)	(180.0)	(455.0)
Proceeds from 364-day term loan facility	0.0	492.4	0.0
Repayments of 364-day term loan facility	0.0	(458.8)	0.0
Proceeds from senior unsecured notes	0.0	458.8	800.0
Debt issuance costs	0.0	(6.1)	(15.7)
Repayment of senior unsecured notes	0.0	0.0	(400.0)
Call redemption premium paid to note holders	0.0	0.0	(19.5)
Proceeds from issuance of shares	0.0	0.0	0.2
Repayment of finance lease obligations and borrowings	(0.4)
Dividends paid	(158.6)	(172.1)	(177.5)
Repayments of NSW Loan - Asbestos	0.0	0.0	(51.9)
Net cash (used in) provided by financing activities	(179.0)	364.2	60.6
Effects of exchange rate changes on cash and cash equivalents, restricted cash and restricted cash - Asbestos	(6.2)	6.6	(3.2)
Net increase (decrease) in cash and cash equivalents, restricted cash and restricted cash - Asbestos	62.2	(189.6)	120.4
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at beginning of period	123.6	313.2	192.8
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at end of period	185.8	123.6	313.2	$ 185.8
Supplemental Disclosure of Cash Flow Activities
Capital expenditures incurred but not yet paid	8.3	25.9	8.1
Cash paid during the year for interest	61.5	57.0	26.3
Cash paid during the year for income taxes, net	52.5	26.3	49.1
Cash paid to AICF	$ (108.9)	$ (103.0)	$ (102.2)	$ (468.0)